REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Sep. 30, 2011
REGULATORY CAPITAL REQUIREMENTS
REGULATORY CAPITAL REQUIREMENTS

15.               REGULATORY CAPITAL REQUIREMENTS

The Company is not subject to any separate capital requirements from those of the Bank.  The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators which, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures that have been established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below).  Under such regulations, the Bank is required to maintain minimum ratios of tangible capital of 1.5%, core capital of 4.0% and total risk-based capital of 8.0%.  The Bank is also subject to prompt corrective action capital requirement regulations set forth by federal regulations.  As defined in the regulations, the Bank is required to maintain minimum total and Tier I capital to risk-weighted assets and Tier I capital to average assets.  The Bank met all capital adequacy requirements to which it was subject at September 30, 2011.

As of September 30, 2011, the most recent notification from the Bank’s primary regulator, Office of the Comptroller of the Currency (“OCC”), categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
As of September 30, 2011:
Tangible capital (to total assets)	$132,729	10.18%	$19,563	1.50%	N/A	N/A
Total risk-based capital (to risk- weighted assets)	146,214	13.59%	86,046	8.00%	$107,558	10.00%
Tier I risk-based capital (to risk- weighted assets)	132,729	12.34%	N/A	N/A	64,535	6.00%
Tier I leverage capital (to average assets)	132,729	10.18%	52,169	4.00%	65,211	5.00%

As of September 30, 2010:
Tangible capital (to total assets)	$130,571	9.02%	$21,725	1.50%	N/A	N/A
Total risk-based capital (to risk- weighted assets)	145,282	12.39%	93,838	8.00%	$117,298	10.00%
Tier I risk-based capital (to risk- weighted assets)	130,571	11.13%	N/A	N/A	70,379	6.00%
Tier I leverage capital (to average assets)	130,571	9.02%	57,933	4.00%	72,416	5.00%

A reconciliation of the Bank’s Tier I stockholders’ equity and regulatory risk-based capital at September 30, 2011 follows:

(in thousands)
Tier I stockholders’ equity	$136,799
Deduct:
Intangible assets	(4,018)
Disallowed servicing rights	(52)
Add:
Unrealized gains on available-for-sale securities	—
Tangible capital	132,729
Add:
General valuation allowances	13,485
Total risk-based capital	$146,214

The Bank is prohibited from paying cash dividends if the effect thereof would be to reduce the regulatory capital of the Bank below the amount required for the liquidation account that the Bank established in connection with the consummation of the conversion from the mutual holding company structure on December 2, 1998. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.  Under the regulations, the prior approval of the OCC and the non-objection of the Company’s primary regulator, the Federal Reserve Bank, are required prior to any capital distribution.  To the extent that any such capital distributions are not approved by the regulatory agencies in future periods, the Company could find it necessary to reduce or eliminate the payment of common dividends to its shareholders.  In addition, the Company could find it necessary to temporarily suspend the payment of dividends on its preferred stock and interest on its subordinated debentures.